Note Receivables (Details Narrative) - USD ($)			12 Months Ended
	Sep. 22, 2026	Aug. 02, 2023	Jun. 30, 2026	Jun. 30, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable			$ 400,000	$ 2,500,000
Interest Income			171,909	215,586
Interest receivable on note receivable			372,500	212,500
Borrowings payments	$ 400,000
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Income			$ 170,000	$ 212,500
Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable		$ 2,500,000
Loan period		36 months
Annualized interest		6.80%
Interest term		first eight months being interest-free.
Loan Agreement [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument, maturity date, description	August 1, 2026 to August 1, 2029